Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions

(5) Acquisitions

Our results of operations include the effects of certain business acquisitions (collectively, the “Acquisitions”) noted below as well as other miscellaneous acquisitions:

•	On September 1, 2010, we acquired the scientific distribution businesses of EBOS Group Limited (collectively “ANZ Lab”). ANZ Lab distributes general laboratory supplies and life science products in Australia and New Zealand.

•	On September 1, 2010, we acquired Labart sp. z o.o (“Labart”), and on March 31, 2011, we acquired Alfalab Hurtownia Chemiczna Sp. z o.o (“Alfalab”). Labart and Alfalab are scientific laboratory supply distributors in Poland.

•	On February 1, 2011, we acquired AMRESCO Inc. (“AMRESCO”), a domestic supplier and manufacturer of high quality biochemicals and reagents for molecular biology, life sciences, proteomics, diagnostics, molecular diagnostics and histology areas of research and production.

•	On May 2, 2011, we acquired Trenka Industriebedarf Handelsgesellschaft m.b.H. (“Trenka”), a distributor of industrial clothing, testing equipment and personal protection equipment in Austria.

•	On June 1, 2011, we acquired BioExpress Corp. (“BioExpress”), a domestic distributor of laboratory supplies in the education, biotechnology and government market segments.

•	On August 1, 2011, we acquired Anachemia Canada Inc. and its affiliates (“Anachemia”). Anachemia, based in Montreal, Canada, manufactures certain chemicals and materials and distributes chemicals, laboratory supplies and equipment in Canada, the United States, South America and Mexico.

•	On September 1, 2011, we acquired LabPartner (Shanghai) Co., Ltd. (“LabPartner”). LabPartner is based in Shanghai, China and provides lab equipment, reagents, consumables and services for research and development.

•	On September 1, 2011, we acquired INTERNATIONAL P.B.I. S.p.A. (“PBI”), a distributor of laboratory equipment and products in Italy.

•	On April 2, 2012, we acquired VITRUM Praha, spol. s.r.o. and VITRUM Roznov s.r.o. (collectively, “VITRUM”), distributors of scientific laboratory supplies in the Czech Republic.

•	On June 1, 2012, we acquired basan Germany GmbH, including its subsidiaries with operations in Germany, the Netherlands, France, Italy, Singapore and Malaysia (collectively, “basan”). Basan is a distributor of products and related services for cleanrooms in Europe and southeast Asia.

•	On September 3, 2012, we acquired the mining laboratory supply business of KLEN International (“KLEN”) with operations in Australia.

•	On September 6, 2012, we acquired Sovereign Group (“Sovereign”), a distributor of laboratory products with distribution centers and sales organizations in Brazil, Argentina and the United States.

•	On November 1, 2012, we acquired Lab3 Limited (“Lab3”), a distributor of scientific laboratory supplies and services headquartered in the United Kingdom.

•	On December 4, 2012, we acquired Labonord SAS and Switch BVBA (“Labonord” and “Switch,” respectively). Labonord is a distributor of consumables and chemicals based in France. Belgium-based Switch manufactures cytology and histology reagents and dyes which are distributed through Labonord and an independent distribution partner to customers in France, Belgium and the Netherlands.

The Acquisitions were funded through a combination of cash and cash equivalents on hand and incremental borrowings under the Company’s credit facilities. The results of ANZ Lab, AMRESCO, BioExpress, Anachemia, LabPartner, KLEN and Sovereign have been included in our North American Lab segment and the results of Labart, Alfalab, Trenka, PBI, VITRUM, Lab3, Labonord and Switch have been included in our European Lab segment, each from their respective dates of acquisition. The results of basan from its date of acquisition have been included in our European Lab segment, except for basan’s operations in southeast Asia, which are included in our North American Lab segment.

None of the Acquisitions had an individually material impact on our financial statements. The aggregate purchase price, net of cash acquired, for the acquisitions made during 2012 was approximately $117.0 million, comprised of $13.0 million of net tangible assets, $44.0 million of intangible assets, and a residual amount of $60.0 million allocated to goodwill.

The aggregate purchase price, net of cash acquired, for the acquisitions made during 2011 was approximately $169.5 million, comprised of $28.9 million of net tangible assets, $69.3 million of intangible assets, and a residual amount of $71.3 million allocated to goodwill.

The aggregate purchase price, net of cash acquired, for the acquisitions made during 2010 was approximately $35.7 million, comprised of $8.6 million of net tangible assets, $12.6 million of intangible assets, and a residual amount of $14.5 million allocated to goodwill.

The purchase price allocations for the acquisitions of KLEN, Sovereign, Lab3, Labonord and Switch are preliminary pending finalization of closing balance sheets and may be adjusted subsequently.

The following unaudited supplemental pro-forma financial information presents a summary of the consolidated results of operations of the Company as if the Acquisitions had occurred as of January 1, 2011 (in millions):

	Year Ended December 31,
	2012	2011
Net sales	$4,203.1	$4,379.5
Income before income taxes	18.1	102.8

These pro-forma results have been prepared for comparative purposes only. These results do not purport to be indicative of the results of operations which actually would have resulted had the Acquisitions occurred on January 1, 2011, or of the future results of operations of the Company.